Segment Information	12 Months Ended
Mar. 31, 2023
Segment Information [Abstract]
SEGMENT INFORMATION
22.	SEGMENT INFORMATION

The Group’s chief operating decision maker, who has been identified as the Company’s Chief Executive Officer, evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

The Group operates in two segments, Metal stamping and mechanical OEM segment and Electric OEM segment. The Metal stamping and mechanical OEM segment focus on manufacturing and sale of metal parts and components. The Electric OEM segment focuses on manufacturing and sale of plastic and electronic parts and components.

Corporate represented expenses that are not allocated to reportable segments and other corporate items.

A summary of the revenue from contracts with customers, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2021	2022	2023
	$	$	$
Revenue from contracts with customers:
Metal stamping and Mechanical OEM	5,192	7,213	6,654
Electric OEM	3,976	5,152	3,588
Total revenue from contracts with customers	9,168	12,365	10,242
Operating (loss) income:
Metal stamping and Mechanical OEM	(327)	339	(212)
Electric OEM	(207)	307	(95)
Corporate	(82)	(79)	(170)
Total operating income (loss)	(616)	567	(477)
Depreciation expense:
Metal stamping and Mechanical OEM	90	95	137
Electric OEM	69	67	72
Total depreciation	159	162	209
Capital expenditure:
Metal stamping and Mechanical OEM	50	78	60
Electric OEM	38	56	32
Total capital expenditure	88	134	92

	As of March 31,
	2022	2023
	$	$
Total assets:
Metal stamping and Mechanical OEM	7,784	8,099
Electric OEM	6,961	5,696
Corporate	114	88
Total assets	14,859	13,883

	As of March 31,
	2022	2023
	$	$
Property, plant and equipment, net:
Metal stamping and Mechanical OEM	380	266
Electric OEM	263	135
Total property, plant and equipment, net	643	401

All of the Group’s sales are coordinated through its head office in Hong Kong. The Group considers revenues to be generated by geographic area based on the physical location of customers. the breakdown by geographic area is as follows:

	Year ended March 31,
	2021	2022	2023
	$	$	$
Revenue from contracts with customers:
Hong Kong and China	1,554	2,105	1,510
Europe	7,269	8,761	8,268
Other Asian countries	37	76	27
North America	308	1,423	437
Total revenue from contracts with customers	9,168	12,365	10,242

All of the Group’s property, plant and equipment are located in Hong Kong, China and Myanmar. The breakdown by geographic area is as follows:

	As of March 31,
	2022	2023
	$	$
Property, plant and equipment, net:
Hong Kong and China	128	110
Myanmar	515	291
Total property, plant and equipment, net	643	401